Segment Information	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Segment Information
5.
Segment information
(a)
Description of segments

The Group’s operating segments are reported in a manner consistent with the internal reporting provided to the CODM, which is the Leadership Team, comprising of the Chief Executive Officer, Chief Financial Officer, Managing Director Marketplaces, Managing Director Fintech / Chief Technology Officer, Managing Director Data and Software Solutions, Chief Marketing Officer and Chief People Officer.

The Group has five reportable segments, namely four Marketplaces and Fintech and Data services. The Marketplaces segments consist of core listing marketplace for agents and developer marketing solutions business in four primary geographic areas, namely Singapore, Vietnam, Malaysia and Other Asia (comprising Thailand and Indonesia). Each of these geographic Marketplaces segments has different political and economic conditions as well as market factors and strategic initiatives which influence performance. Furthermore, each geographic Marketplace segment represents a business in different stages of development (with Singapore being the most mature and Other Asia still considered by management to be a developing market).

The Fintech and Data segment consists of the digital mortgage marketplace business, PropertyGuru Finance and Sendhelper. Propertyguru Finance was launched in March 2020 where commission is earned from financial institutions on each mortgage brokered and from insurance providers on each insurance policy’s inception, and the data business involving provision of data services to developers, agents, banks and property valuers. Sendhelper is a home services booking platform which was acquired as part of the Sendtech Pte. Ltd. acquisition in October 2022.

Assets and liabilities are not reviewed when making decisions about allocation of resources to the segments by the CODM.

5.
Segment information (continued)
(b)
Segment information

The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2023, 2022, and 2021.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
2023
Revenue from external customers	85,988	17,130	27,740	13,210	6,067	150,135

Adjusted EBITDA	65,300	778	14,803	2,962	(9,299)	74,544

2022
Revenue from external customers	69,241	24,040	25,388	12,192	5,064	135,925

Adjusted EBITDA	47,626	5,470	10,208	(259)	(7,344)	55,701

2021
Revenue from external customers	55,891	18,767	14,315	8,361	3,377	100,711

Adjusted EBITDA	33,355	2,063	(10,440)	(1,232)	(4,634)	19,112

5.
Segment information (continued)
(b)
Segment information (continued)

A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2023	2022*	2021
	S$’000	S$’000	S$’000

Adjusted EBITDA of reportable segments	74,544	55,701	19,112
Headquarters cost	(55,632)	(52,376)	(29,484)
Changes in fair value of warrant liabilities, preferred shares and embedded derivatives	4,122	23,341	(124,146)
Finance income/(costs) - net	7,320	(680)	(13,453)
Depreciation and amortisation expense	(23,905)	(21,190)	(14,032)
Impairment	(5,536)	—	(8)
Share grant and option expenses	(5,400)	(5,524)	(10,470)
Others losses - net	(2,476)	(1,471)	(815)
Business acquisition transaction and integration cost	(2,156)	(4,378)	(8,380)
Legal and professional expenses incurred for IPO	—	(16,570)	(6,070)
Share listing expense	—	(104,950)	—
Restructuring cost	(2,183)	—	—
Loss before income tax	(11,302)	(128,097)	(187,746)

*Certain amounts in the prior year have been re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022.

Headquarters costs are costs of personnel that are based predominantly in its Singapore headquarters and certain key personnel in Malaysia and Thailand, and that service the group as a whole, consisting of its executive officers and its group marketing, technology, product, human resources, finance and operations teams, as well as platform IT costs (hosting, licensing, domain fees), workplace facilities costs, corporate public relations retainer costs and professional fees such as audit, legal and consultant fees.

The CODM uses adjusted EBITDA as a measure to assess the performance of the segments. This excludes the effects of significant items of income and expenditure which may have an impact on the quality of earnings such as changes in fair value of warrant liabilities, preferred shares and embedded derivatives, finance cost, depreciation and amortisation, income tax expense, impairments when the impairment is the result of an isolated, non–recurring event, share grant and option expenses, loss on disposal of plant and equipment and intangible assets, currency translation loss, business acquisition transaction and integration cost, legal and professional expenses incurred for IPO, share listing expense and restructuring cost.